COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Summary of capital and other commitment

	As of December 31,
	2022	2023
	RMB	RMB
Property, plant and equipment	89,029	42,185